Related Party Disclosures	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related Party Disclosures
26. RELATED PARTY DISCLOSURES
The financial position and performance of the Santander UK group were not materially affected in H123 by any related party transactions, or changes to related party transactions, other than as disclosed herein.